Trade receivables (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of provision matrix [line items]
Provisions at beginning of period	$ 8,600
Utilization of reversal of provisions for doubtful trade receivables	18,567	$ 17,452	$ 16,189
Provisions at end of period	8,727	8,600
Trade receivables [member]
Disclosure of provision matrix [line items]
Provisions at beginning of period	8,600
Provisions at end of period	8,727	8,600
Trade receivables [member] | Provision for doubtful receivable [member]
Disclosure of provision matrix [line items]
Provisions at beginning of period	(190)	(162)	(142)
Impact of divestments		12
Impact of business combinations	(1)
Provisions for doubtful trade receivables charged to the consolidated income statement	(47)	(119)	(76)
Utilization of reversal of provisions for doubtful trade receivables	39	12	17
Reversal of provisions for doubtful trade receivables	61	76	37
Currency translation effects	12	(9)	2
Provisions at end of period	$ (126)	$ (190)	$ (162)